Leases - Summary of lease liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Lease Liabilities [Line Items]
Accretion of interest recognized during the year	¥ 3,894
Payments	(631)
Current portion	15,590
Non-current portion	94,685
Finance Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Carrying amount at January 1	77,427
Effect of adoption IFRS16	31,879
New leases	24,023	¥ 18,769
Effect of foreign exchange	851	1,419
Disposal of a subsidiary (Note 45)	(10)
Accretion of interest recognized during the year	3,894	2,440
Payments	(27,789)	(12,069)
Carrying amount at December 31	110,275	77,427
Current portion	15,590	9,364
Non-current portion	94,685	68,063
Finance Lease [Member] | Previously stated [member]
Disclosure Of Lease Liabilities [Line Items]
Carrying amount at January 1	¥ 109,306	66,868
Carrying amount at December 31		¥ 109,306